Restricted cash (Tables)	12 Months Ended
Mar. 31, 2018
Cash and Cash Equivalents [Abstract]
Summary of Restricted Cash

Restricted cash consists of the following:

	As of March 31,
	2017 (INR)	2018 (INR)	2018 (US$)
Restricted cash consists of the following:
Bank demand deposits	3,629,037	2,406,569	36,962
Term deposits-Restricted Cash	1,383,414	329,926	5,067

	5,012,451	2,736,495	42,029
Restricted cash — current	3,629,037	2,406,569	36,962

Restricted cash — non-current balance	1,383,414	329,926	5,067